Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
REVENUES	$ 115,000		$ 115,000
OPERATING EXPENSES
Consulting expenses	95,375	5,850	100,000	16,075
Office expenses	31,828	35,472	98,231	70,046
Depreciation expense	313	431	586	863
Wages and taxes	139,963	96,001	277,752	191,956
Professional fees	39,942	34,158	104,699	88,401
Regulatory fees	4,182	2,686	38,491	9,529
Research and development	833		148,406
Stock-based compensation
Travel, meals and entertainment	19,027	8,197	34,773	21,403
TOTAL OPERATING EXPENSES	331,463	182,795	802,938	398,272
LOSS FROM OPERATIONS	(216,463)	(182,795)	(687,938)	(398,272)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(330,681)	(25,786)	(681,011)	(72,360)
Change in value of derivative liability	2,465,455	51,683	1,068,465	168,454
Derivative expense			(249,457)
Interest expense	(121,909)	(109,466)	(168,682)	(142,475)
Interest expense related party	(155)	(155)	(308)	(230)
Gain (Loss) on extinguishment of debt			213,294
TOTAL OTHER INCOME EXPENSES	2,012,710	(83,724)	182,301	(46,611)
INCOME/(LOSS) BEFORE PROVISION FOR INCOME TAXES	1,796,247	(266,519)	(505,637)	(444,883)
PROVISION FOR INCOME TAXES
NET INCOME/(LOSS)	$ 1,796,247	$ (266,519)	$ (505,637)	$ (444,883)
NET INCOME/(LOSS) PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	602,711,661	23,050,307	397,523,663	19,935,954